SUMMARY OF SIGNIFICANT ACCOUNT POLICIES - Narrative (Details) (USD $)	12 Months Ended						12 Months Ended							3 Months Ended	12 Months Ended					3 Months Ended		12 Months Ended	3 Months Ended			12 Months Ended			3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 Europe	Dec. 31, 2012 Europe	Dec. 31, 2013 Technology	Dec. 31, 2012 Technology	Dec. 31, 2011 Technology	Dec. 31, 2011 Trade Name	Dec. 31, 2013 In-Process Research And Development	Dec. 31, 2012 Technology	Dec. 31, 2011 Trade Name indefinite_lived_trade_name_asset	Sep. 30, 2013 U.S. Spine	Dec. 31, 2013 U.S. Spine	Dec. 31, 2013 Property, Plant and Equipment	Dec. 31, 2012 Property, Plant and Equipment	Dec. 31, 2011 Property, Plant and Equipment	Dec. 31, 2013 Computer Equipment	Dec. 31, 2013 Out-of-period Adjustment	Dec. 31, 2012 Out-of-period Adjustment	Dec. 31, 2013 Out-of-period Adjustment	Dec. 31, 2012 First Three Quarters of 2012 Out-of-period Adjustment	Dec. 31, 2012 Full Year 2011 Out-of-period Adjustment	Dec. 31, 2012 Last Quarter of 2010 Out-of-period Adjustment	Dec. 31, 2013 Sales Revenue, Net	Dec. 31, 2012 Sales Revenue, Net	Dec. 31, 2011 Sales Revenue, Net	Dec. 31, 2013 Deferred tax accounts in 2011 error Out-of-period Adjustment
Summary Of Significant Accounting Policies [Line Items]
Provision (benefit) for income taxes	$ (10,235,000)	$ 10,825,000	$ 505,000																	$ 1,000,000		$ (2,422,000)							$ 900,000
Goodwill impairment charge	46,738,000	0	0											46,700,000
Goodwill Tax Deductible Amount															16,200,000
Depreciation expense																27,600,000	27,500,000	25,500,000
Interest expense capitalized to property, plant, and equipment	3,200,000	3,900,000
Capitalized interest		2,100,000	1,400,000	400,000																	3,300,000		1,500,000	1,400,000	400,000
Goodwill, gross		294,067,000
Impairment charges									2,100,000	200,000	400,000	100,000	900,000
Number of intangible assets no longer in use due to rebranding													1
Amortization expense	19,400,000	25,100,000	24,600,000
Annual amortization expense expected to approximate in 2014	18,400,000
Annual amortization expense expected to approximate in 2015	16,500,000
Annual amortization expense expected to approximate in 2016	14,300,000
Annual amortization expense expected to approximate in 2017	12,500,000
Annual amortization expense expected to approximate in 2018	12,100,000
Amortization expense, incldued in cost of product revenues							6,700,000	6,600,000	8,200,000
Charitable contributions	600,000	1,000,000	300,000
Distribution and handling costs	14,100,000	13,600,000	11,500,000
Extended warranties, in years	2 years
Accrued warranty expense	300,000	400,000
Capitalized research and development costs	300,000	0
Pension contributions	800,000	800,000	1,100,000
Accounts receivables from certain European countries customers					6,100,000	4,300,000
Accounts receivable reserved from certain European countries					700,000	400,000
Concentration risk, percentage																										10.00%	10.00%	10.00%
Interest paid	9,500,000	12,000,000	13,200,000
Interest paid, capitalized	3,200,000	2,100,000
Income taxes paid	7,600,000	12,700,000	14,500,000
Capital expenditures incurred but not yet paid	8,600,000	9,500,000	6,400,000
Capital Leased Assets, Gross																			1,600,000
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Accumulated Depreciation																			100,000
Capital Lease Obligations	$ 1,600,000